Lease	12 Months Ended
Jun. 30, 2025
Lease [Abstract]
LEASE
17.	LEASE

Operating leases as lessor

The Company has entered into lease agreement with a customer for rental of apartments. The leases are fixed payment and the lease terms are 19 years. The Company recognized the lease payments as revenue in profit or loss over the lease term on a straight-line basis as below:

	For the fiscal years ended June 30,
	2025	2024	2023
Operating lease income	$2,271,505	$-	$-

The operating lease term is 19 years. As of June 30, 2025 and 2024, undiscounted cash flows of our operating lease receivables from customers for the next five years and thereafter were as follows:

	As of June 30,
	2025	2024
Less than 1 year	1,012,131	$-
1-2 years	2,760,356	-
2-3 years	3,787,822	-
3-4 years	3,864,498	-
4-5 year	3,864,498	-
Thereafter	59,005,792	-
Total	74,295,097	$-

Operating leases as lessee

Supplemental balance sheet information related to the operating lease was as follows:

	As of June 30,	As of June 30,
	2025	2024
Right-of-use assets	$42,253,187	$35,273

Lease payments accrued *	939,059	-

Operating lease liabilities - current	$27,844	$45,269
Operating lease liabilities - non-current	44,982,694	-
Total operating lease liabilities	$45,010,538	$45,269

*	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which resulted from the significant discount of lease payment during the first year (around 90% of third or fourth year).

The weighted average remaining lease terms and discount rates for the operating lease as of June 30, 2025 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	18.40
Weighted average discount rate	4.64%

During the fiscal years ended June 30, 2025, 2024, and 2023, the Company incurred total operating lease expenses of $2,103,636, $50,881, and $120,261, respectively. During the year ended June 30, 2025, $2,065,129 was recorded in cost of revenue and remaining was recorded in general and administrative expenses.

As of June 30, 2025, the future minimum rent payable under the non-cancelable operating lease for fiscal years ended June 30 were:

2026	$1,117,330
2027	2,873,920
2028	3,471,357
2029	3,513,180
2030	3,513,180
Thereafter	53,060,177
Total lease payments	67,549,144
Less: imputed interest	(23,477,665)
Add: lease payments accrued	939,059
Present value of lease liabilities	$45,010,538